Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Board of Directors has approved a policy relating to the granting of stock options and other equity-based awards. Under this policy:

●	All stock option grants, restricted stock awards, and other equity based awards, which we collectively refer to as stock-based awards, must be approved by the Compensation Committee;
●	The date for determining the strike price and similar measurements for stock-based awards will be the date of the meeting (or a date shortly after the meeting) or, in the case of an employee, director, or consultant not yet hired, appointed, or retained, respectively, the subsequent date of hire, appointment, or retention, as the case may be; and
●	The Compensation Committee will approve stock-based grants only for persons specifically identified at the meeting by management.

Since 2011, our equity awards have consisted solely of time-based restricted stock grants. If, in the future, we determine to grant stock options or other similar stock-based awards, we will only approve such stock-based grants (i) during open quarterly windows under the Company's Insider Trading Policy (subject to limited exceptions under the Policy) and (ii) when the Company otherwise does not have possession of material nonpublic information, whether qualitative or quantitative. Neither our Board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.

Award Timing Method

Since 2011, our equity awards have consisted solely of time-based restricted stock grants. If, in the future, we determine to grant stock options or other similar stock-based awards, we will only approve such stock-based grants (i) during open quarterly windows under the Company's Insider Trading Policy (subject to limited exceptions under the Policy) and (ii) when the Company otherwise does not have possession of material nonpublic information, whether qualitative or quantitative. Neither our Board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither our Board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false